10. PROPERTY, PLANT AND EQUIPMENT (Details 2)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	38 years	39 years
Machinery, equipment and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	22 years	21 years
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	11 years	12 years
Other
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	15 years	17 years